SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies Line Items
Short-term deposits average rate (as a percent)	5.84%	6.67%
Severance expenses	$ 2,583	$ 3,206	$ 2,809
Total employer 401(k) contributions	$ 1,116	$ 1,006	$ 865
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	958,583	0	456,696
Deferred revenues	$ 2,297	$ 2,377	$ 3,852
Aggregate amount of Remaining performance obligations	2,049	2,297
Accounts receivable, allowance for doubtful accounts	2,538	2,091
Revision of Prior Period, Error Correction, Adjustment [Member]
Summary Of Significant Accounting Policies Line Items
Understatement of additional paid-in capital	2,450	1,746
Overstatement of retained earnings	2,450	1,746
Designated as hedging instrument [Member]
Summary Of Significant Accounting Policies Line Items
Notional value of derivative instruments	4,971	$ 6,006
Not designated as hedging instrument [Member]
Summary Of Significant Accounting Policies Line Items
Notional value of derivative instruments	$ 0